Debt	9 Months Ended
Sep. 30, 2012
Debt [Abstract]
DEBT

NOTE 10 — DEBT

Debt is summarized as follows (in millions):

	Successor
	September 30,	December 31,
	2012	2011
Senior Secured Term Loan Facility	$294.8	$297.0
Senior Notes	400.0	400.0
Short-term borrowings	1.6	3.1
Capital lease obigations	0.8	1.1
Economic development loan	0.5	—
Unamortized original issue discount	(1.0)	(1.2)

	696.7	700.0
Less:
Short-term borrowings	1.6	3.1
Current maturities	3.3	3.4

Long-term debt	$691.8	$693.5

Senior Secured Credit Facilities

On January 26, 2011, Holdings, as a guarantor, and UCI International, Inc. as borrower, entered into a $375.0 million senior secured credit facilities agreement (the “Senior Secured Credit Facilities”) comprising a $300.0 million senior secured term loan facility (the “Senior Secured Term Loan Facility”) and a $75.0 million senior secured revolving credit facility (the “Senior Secured Revolving Credit Facility”). Costs of $9.5 million related to the issuance of the Senior Secured Credit Facilities are recorded as “Deferred Financing Costs” and are being amortized over the life of the Senior Secured Credit Facilities. At September 30, 2012, letters of credit issued under the Senior Secured Revolving Credit Facility totaled $8.0 million, which reduced the availability under the Senior Secured Revolving Credit Facility to $67.0 million. At September 30, 2012, there were no borrowings outstanding under the Senior Secured Revolving Credit Facility.

The Senior Secured Credit Facilities contain customary covenants that restrict Holdings and its subsidiaries from certain activities including, among other things, incurring debt, creating liens over assets, selling or acquiring assets and making restricted payments, in each case except as permitted under the Senior Secured Credit Facilities. Holdings and its subsidiaries also must comply with a minimum interest coverage ratio covenant and a maximum senior secured leverage ratio covenant. Holdings and its subsidiaries also have annual limitations on capital expenditures. In addition, there is an excess cash flow prepayment provision. Holdings will be required to make mandatory prepayments equal to 50% of Excess Cash Flow (as defined in the Senior Secured Credit Facilities) if the senior secured leverage ratio is greater than 2.0 to 1.0, or 25% of Excess Cash Flow if the senior secured leverage ratio is less than or equal to 2.0 to 1.0. At September 30, 2012 Holdings and its subsidiaries were in compliance with all applicable covenants.

Senior Notes

On January 26, 2011, $400.0 million aggregate principal amount of 8.625% Senior Notes due 2019 (the “Senior Notes”), and guarantees thereof were issued. The Senior Notes bear interest at a rate of 8.625% per annum, payable semi-annually on February 15 and August 15. Costs of $13.0 million related to the issuance of the Senior Notes were recorded as “Deferred Financing Costs” and are being amortized over the life of the Senior Notes.

The indenture governing the Senior Notes contains covenants that restrict the ability of Holdings and its subsidiaries to, among other things, incur additional debt or issue disqualified and preferred stock, make certain payments including payment of dividends or redemption of stock, make certain investments, incur certain liens, sell assets, merge or consolidate with other entities, and enter into transactions with affiliates. As of September 30, 2012, Holdings and its subsidiaries were in compliance with all applicable covenants.

Predecessor 2010 Credit Facility and Senior PIK Notes

Borrowings of UCI International prior to the UCI Acquisition consisted of a credit facility, with UCI as borrower and with UCI International, Inc. and UCI’s domestic subsidiaries as guarantors (the “2010 Credit Facility”), and Floating Rate Senior PIK Notes (the “Senior PIK Notes”). The 2010 Credit Facility provided for borrowings of up to $500.0 million, which consisted of a term loan facility in an aggregate principal amount of $425.0 million (the “2010 Term Loan”) and a revolving credit facility in an aggregate principal amount of $75.0 million (the “2010 Revolving Credit Facility”), none of which was drawn.

In connection with the UCI Acquisition, the outstanding principal balance of the 2010 Term Loan of $423.9 million was repaid and the 2010 Credit Facility was terminated. In addition, UCI International (i) purchased $315.0 million aggregate principal amount of the Senior PIK Notes pursuant to a tender offer which commenced on January 5, 2011, (ii) called for redemption any of the Senior PIK Notes that were not purchased as of the time of the UCI Acquisition and (iii) deposited $41.2 million for the satisfaction and discharge of such remaining Senior PIK Notes with the trustee under the indenture for the Senior PIK Notes. The redemption of the remaining Senior PIK Notes was completed on February 25, 2011.

Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes

UCI International, Inc. recorded a loss of $24.2 million on the early extinguishment of the 2010 Credit Facility and the Senior PIK Notes as the Predecessor in January 2011. The components of the loss on the early extinguishment were as follows (in millions):

Senior PIK Notes call premium and redemption period interest	$5.0
Write-off Senior PIK Notes unamortized original issue discount	3.3
Write-off Senior PIK Notes unamortized deferred financing costs	0.9
Write-off 2010 Credit Facility unamortized original issue discount	5.1
Write-off 2010 Credit Facility unamortized deferred financing costs	8.9
Fees and expenses related to early extinguishment of debt	1.0

$24.2

Short-term Borrowings

Certain of UCI International, Inc.’s Chinese and Spanish subsidiaries have secured local credit facilities. The Chinese local credit facility consists of a Chinese yuan-denominated line of credit with a maximum borrowing limit of CNY10 million ($1.6 million at September 30, 2012). During the three months ended September 30, 2012, CNY10 million of the Chinese local credit facility expired. The Chinese local credit facility is secured by certain accounts receivable and buildings. At September 30, 2012 and December 31, 2011, short-term borrowings included $1.6 million and $3.1 million, respectively, under the Chinese subsidiaries’ local credit facility. The interest on the Chinese subsidiaries’ line of credit was 7.9% at September 30, 2012 and December 31, 2011.

The Spanish local credit facilities consist of euro-denominated revolving credit facilities with borrowing limits totaling €2.3 million ($2.9 million at September 30, 2012). During the nine months ended September 30, 2012, certain portions of the Spanish local credit facilities totaling €0.5 million expired. The Spanish local credit facilities are secured by certain accounts receivable related to the amounts financed. At September 30, 2012 and December 31, 2011 there were no borrowings outstanding under the Spanish local credit facilities.

Economic Development Loan

On September 17, 2012, Wells Manufacturing, LP, a wholly-owned indirect subsidiary of Holdings, entered into an economic development loan for $0.5 million with the Fond du Lac County Economic Development Corp. to assist with the expansion of the vehicle electronics facility in Fond du Lac, Wisconsin. This economic development loan has a five-year maturity with annual principal payments of $0.1 million and bears interest at 2.0% per annum. Both principal and interest payments are due annually on October 1st. The economic development loan contains a provision that in the event our vehicle electronics business meets certain employee headcount and wage requirements are maintained, measured on an annual basis, all or portion of the principal and interest due will be forgiven.

Future repayments

Below is a schedule of required future repayments of all debt outstanding on September 30, 2012 (in millions).

Remainder of 2012	$2.4
2013	3.4
2014	3.4
2015	3.2
2016	3.2
Thereafter	682.1

$697.7

Interest expense, net

The following table provides the detail of net interest expense for the respective periods (in millions). During the Successor three and nine months ended September 30, 2012, $0.4 million of interest was capitalized. No interest was capitalized during the Successor three and nine months ended September 30, 2011.

	Successor				Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2011	January 1, 2011 through January 25, 2011
Interest expense
Senior Secured Term Loan Facility	$4.1	$4.2	$12.4	$11.3	$—
Senior Notes	8.7	8.7	25.9	23.7	—
Senior PIK Notes	—	—	—	—	2.4
2010 Term Loan	—	—	—	—	1.9
Other	0.1	0.5	0.9	1.1	0.1
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.2	0.3	0.8	0.7	—
Senior Notes	0.4	0.3	0.9	0.7	—
Senior Secured Revolving Credit Facility	0.1	0.1	0.3	0.3	—
2010 Term Loan	—	—	—	—	0.1
Original issue discounts	—	—	0.2	0.2	0.2

Total interest expense	13.6	14.1	41.4	38.0	4.7
Interest income	(0.1)	(0.1)	(0.2)	(0.2)	—

Interest expense, net	$13.5	$14.0	$41.2	$37.8	$4.7